INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

Intangibles, net consisted of the following:

	As of
	December 31,	December 31,
	2025	2024
Purchased software	$730,370	$697,405
Capitalized software development costs	1,498,228	1,435,378
	2,228,598	2,132,783
Less: accumulated amortization	(1,920,045)	(1,261,739)
Intangible assets, net	$308,553	$871,044

SCHEDULE OF FUTURE AMORTIZATION EXPENSE

The following summarizes total future amortization expenses of the purchased software and capitalized software development costs on December 31, 2025:

Year ending December 31,
2026	$306,990
2027	876
2028	168
2029	168
2030 and after	351
Total future amortization expense	$308,553